4. ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Summary of accounts receivable
	June 30,	December 31,
	2013	2012
	(unaudited)

Net investment in direct financing and sales-type lease	$47,538	$41,427
Receivable from value-added services	3,380	3,570
Less: Allowance for doubtful accounts	(16,409)	(12,041)
	$34,509	$32,956